UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6377

DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/2013

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
November 30, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.3%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.5%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/23	1,395,000		1,573,839
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/14	1,700,000		1,699,915
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	1,000,000		959,390
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	0/6.60	10/1/42	14,000,000	a	7,574,140
Alaska--.3%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	3,750,000		2,554,350
Arizona--.7%
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,750,000		3,148,800
Salt River Project Agricultural
Improvement and Power
District, COP (Desert Basin
Independent Trust) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/18	2,700,000		2,700,729
Arkansas--.1%
Arkansas Development Finance
Authority, Construction
Revenue (Public Health
Laboratory Project) (Insured;
AMBAC)	5.00	12/1/17	1,025,000		1,029,008
California--8.3%
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Lien Toll Bridge
Revenue	5.00	4/1/43	3,900,000		3,940,326
California,
Economic Recovery Bonds	5.00	7/1/20	2,000,000		2,353,380
California,
GO	5.25	10/1/16	295,000		299,888
California,
GO (Various Purpose)	5.25	3/1/30	2,500,000		2,739,325
California,

GO (Various Purpose)	5.75	4/1/31	6,700,000		7,469,428
California,
GO (Various Purpose)	5.50	11/1/35	3,575,000		3,928,067
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,455,070
California State Public Works
Board, LR (Department of State
Hospitals) (Coalinga State
Hospital)	5.00	6/1/25	8,325,000		9,149,591
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	5,000,000		4,958,500
California Statewide Communities
Development Authority, Revenue
(The Salk Institute for
Biological Studies) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/24	1,880,000		1,976,839
Glendale Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000	b	1,184,186
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/27	2,000,000	b	1,047,980
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	1,325,000		1,109,157
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	2,500,000		2,834,200
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	3,500,000		4,017,615
North Natomas Community Facilities
District Number 4, Special Tax
Bonds	5.00	9/1/30	1,000,000		988,750
Pajaro Valley Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	1,500,000	b	856,545
Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/27	4,110,000	b	2,085,702
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,205,980
Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,199,560
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	3,280,000		3,655,494
Tustin Unified School District,
Community Facilities District
Number 97-1, Senior Lien

Special Tax Bonds (Insured;
Assured Guaranty Municipal
Corp.)	0.00	9/1/21	1,615,000	b	1,205,468
University of California Regents,
General Revenue	5.75	5/15/31	2,000,000		2,261,320
Colorado--2.7%
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000		517,045
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000		621,882
City and County of Denver,
Airport System Subordinate
Revenue	5.00	11/15/43	15,000,000		15,011,400
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,000,000		1,129,440
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,200,000		1,337,880
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,029,570
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/24	2,000,000		2,116,700
Connecticut--.2%
Connecticut,
GO	5.00	10/15/21	1,500,000		1,765,200
District of Columbia--.9%
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/35	4,000,000		4,159,360
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.25	7/1/29	1,750,000		1,902,705
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.13	7/1/32	1,000,000		1,055,810
Florida--6.3%
Broward County,
Airport System Revenue	5.38	10/1/29	2,535,000		2,734,479
Broward County,
Airport System Revenue	5.00	10/1/42	7,500,000		7,542,075
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (Insured; Assured
Guaranty Corp.)	5.00	4/1/36	1,800,000		1,816,074
Citizens Property Insurance
Corporation, Coastal Account

Senior Secured Revenue	5.00	6/1/19	3,000,000		3,426,420
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	1,255,000		1,423,434
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/21	3,535,000		3,995,045
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000		1,048,430
Florida Department of
Transportation, Turnpike
Revenue	5.00	7/1/25	4,000,000		4,579,800
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	3,260,000		3,711,543
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured;
Assured Guaranty Corp.)	5.00	10/1/22	1,820,000		1,959,667
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	3,000,000		3,119,970
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	5.75	4/1/28	1,250,000		1,338,300
Miami-Dade County Expressway
Authority, Toll System Revenue	5.00	7/1/23	5,000,000		5,615,300
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/30	2,620,000		2,725,691
Pinellas County Health Facilities
Authority, Health System
Revenue (BayCare Health System
Issue) (Insured; National
Public Finance Guarantee Corp.)	0.20	11/15/23	2,250,000	c	2,141,100
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,024,820
University of Central Florida,
COP (University of Central
Florida Convocation
Corporation Master Lease
Program) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/18	1,765,000		1,821,709
Georgia--2.8%
Atlanta,
Airport General Revenue	5.00	1/1/20	5,000,000		5,806,000
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	1,640,000		1,929,854
Atlanta,

Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/18	1,200,000	1,426,356
Carrollton Payroll Development
Authority, RAC (University of
West Georgia Athletic Complex,
LLC Project)	6.25	6/15/34	3,895,000	4,375,682
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Corp.)	5.63	6/15/38	2,000,000	2,157,400
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	5,000,000	5,754,750
Savannah Economic Development
Authority, Revenue (Armstrong
Atlantic State University
Student Union, LLC Project)
(Insured; Assured Guaranty
Corp.)	5.00	6/15/32	1,240,000	1,267,243
Idaho--1.1%
Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)	7.38	6/1/40	5,600,000	6,156,640
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	2,500,000	2,849,800
Illinois--9.3%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; AMBAC)	5.00	1/1/19	2,400,000	2,577,744
Chicago,
GO	5.00	1/1/24	3,250,000	3,308,272
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/17	2,500,000	2,596,200
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	2,500,000	2,521,675
Huntley,
Special Service Area Number
Nine, Special Tax Bonds
(Insured; Assured Guaranty
Corp.)	5.10	3/1/28	3,500,000	3,781,995
Illinois,
GO	5.00	1/1/16	2,850,000	3,065,346
Illinois,
GO	5.00	8/1/24	1,000,000	1,035,210
Illinois,

GO	5.50	7/1/38	8,000,000	8,011,360
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/31	9,155,000	9,427,270
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.00	2/1/28	750,000	787,800
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.25	2/1/33	500,000	523,330
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	3,250,000	3,380,715
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	1,000,000	1,033,260
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/16	2,200,000	2,414,280
Illinois Health Facilities
Authority, Revenue
(Delnor-Community Hospital)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	5/15/27	6,000,000	6,273,660
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	6/15/42	3,500,000	3,524,115
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	3,100,000	3,407,396
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	7,600,000	8,289,016
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue	5.00	4/1/27	7,500,000	8,082,375
Iowa--.9%
Iowa Finance Authority,
Healthcare Revenue (Genesis
Health System)	5.00	7/1/23	2,500,000	2,764,550
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.50	12/1/22	5,000,000	4,721,700
Kansas--.2%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	1,500,000	1,487,520
Kentucky--.6%
Barbourville,
Educational Facilities First

Mortgage Revenue (Union
College Energy Conservation
Project)	5.25	9/1/26	1,000,000	996,230
Louisville/Jefferson County Metro
Government, Health System
Revenue (Norton Healthcare,
Inc.)	5.75	10/1/42	4,000,000	4,088,600
Louisiana--1.8%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.50	8/1/29	2,500,000	2,751,975
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Corp.)	6.00	1/1/23	2,000,000	2,263,000
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/27	5,000,000	5,130,750
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.25	5/15/35	4,500,000	4,414,725
Maine--.2%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	1,250,000	1,376,462
Maryland--6.8%
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/24	1,520,000	1,764,036
Baltimore,
Consolidated Public
Improvement GO	5.00	10/15/24	1,480,000	1,690,841
Baltimore,
Project Revenue (Wastewater
Projects)	5.00	7/1/23	1,000,000	1,150,940
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	630,000	722,604
Baltimore,
Subordinate Project Revenue
(Water Projects)	5.75	7/1/39	750,000	828,390
Howard County,
COP	8.15	2/15/20	605,000	823,338
Hyattsville,
Special Obligation Revenue
(University Town Center

Project)	5.60	7/1/24	1,500,000	1,518,435
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.75	7/1/34	3,000,000	2,922,180
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,145,000	1,146,408
Maryland Economic Development
Corporation, EDR (Terminal
Project)	5.75	6/1/35	2,000,000	2,023,000
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	1,000,000	1,011,500
Maryland Economic Development
Corporation, LR (Maryland
Public Health Laboratory
Project)	5.00	6/1/20	1,000,000	1,181,650
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000	2,944,925
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore
Facility)	5.75	9/1/25	2,000,000	2,084,920
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Projects)	5.75	6/1/33	1,000,000	1,021,840
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	5.00	7/1/23	835,000	928,512
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/39	2,500,000	2,912,575
Maryland Health and Higher
Educational Facilities
Authority, Revenue
(Charlestown Community Issue)	6.13	1/1/30	1,250,000	1,321,925
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Goucher
College Issue)	5.00	7/1/34	1,000,000	1,028,790
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Greater

Baltimore Medical Center Issue)	5.38	7/1/26	1,500,000		1,609,440
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Mercy
Medical Center Issue)	5.50	7/1/42	1,000,000		985,070
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/26	1,630,000		1,670,261
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/36	2,100,000		2,101,680
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; National
Public Finance Guarantee Corp.)	7.00	7/1/22	4,150,000		5,037,851
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)	6.00	1/1/38	3,005,000		3,149,210
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.25	7/1/18	500,000	d	149,985
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.50	7/1/38	3,540,000	d	1,061,894
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.75	1/1/38	2,500,000		2,502,100
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel High
School Facility)	6.00	5/1/35	1,600,000		1,642,864
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.50	7/1/27	1,475,000		1,476,829
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	3,000,000		2,940,810
University System of Maryland,
Auxiliary Facility and Tuition
Revenue	5.00	4/1/26	1,000,000		1,119,480
Massachusetts--4.4%
JPMorgan Chase Putters/Drivers
Trust (Series 4328)

(Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue)	5.00	5/15/21	15,000,000	e,f	15,761,250
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000		5,306,500
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/25	2,175,000		2,389,564
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.25	1/1/27	2,250,000		2,480,152
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/30	5,000,000		5,456,650
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	1,750,000		1,852,620
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/23	2,000,000		2,242,280
Michigan--6.4%
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/14	8,000,000	b	7,985,920
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/20	1,055,000	b	881,737
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	1,500,000		1,580,910
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,000,000		1,066,020
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,055,000		861,038
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000		885,200
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,166,650
Detroit Water and Sewerage
Department, Senior Lien Sewage
Disposal System Revenue	5.25	7/1/39	2,500,000		2,294,025
Huron Valley School District,
GO Unlimited Tax (Insured;
National Public Finance
Guarantee Corp.)	0.00	5/1/18	6,270,000	b	5,737,050

Kent County,
Airport Revenue (Gerald R.
Ford International Airport)	5.00	1/1/26	4,555,000		4,866,015
Kent Hospital Finance Authority,
Revenue (Spectrum Health
System)	5.50	11/15/25	2,500,000		2,817,475
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000		2,669,050
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/22	5,000,000		5,469,950
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	3,040,000		2,714,325
Monroe County Economic Development
Corporation, LOR (Detroit
Edison Company Project)
(Insured; National Public
Finance Guarantee Corp.)	6.95	9/1/22	2,000,000		2,513,140
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company) (Escrowed
to Maturity)	7.00	11/1/15	3,700,000		4,158,319
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/22	3,000,000		3,236,490
Minnesota--6.5%
Andover Economic Development
Authority, Public Facility LR
(City of Andover Community
Center)	5.20	2/1/34	615,000		620,295
Hutchinson,
Public Utility Revenue	5.00	12/1/22	200,000		229,376
Mahtomedi Independent School
District Number 832, GO School
Building Bonds (Minnesota
School District Credit
Enhancement Program) (Insured;
National Public Finance
Guarantee Corp.)	0.00	2/1/17	1,275,000	b	1,236,469
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty
Corp.)	6.50	11/15/38	3,000,000		3,429,510
Minneapolis and Saint Paul Housing
and Redevelopment Authority,

Health Care Facilities Revenue
(Children's Health Care)	5.25	8/15/35	1,000,000	1,045,020
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/18	1,000,000	1,004,560
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/20	2,290,000	2,300,213
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue	5.00	1/1/26	1,000,000	1,103,360
Minnesota,
911 Revenue (Public Safety
Radio Communications System
Project)	5.00	6/1/25	1,000,000	1,120,080
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000	150,552
Minnesota Higher Education
Facilities Authority, Revenue
(Carleton College)	5.00	3/1/30	1,000,000	1,065,950
Minnesota Higher Education
Facilities Authority, Revenue
(College of Saint Scholastica,
Inc.)	5.13	12/1/40	750,000	749,453
Minnesota Higher Education
Facilities Authority, Revenue
(Gustavus Adolphus College)	5.00	10/1/31	750,000	789,473
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	4/1/29	1,000,000	1,054,740
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/29	1,500,000	1,592,580
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/39	1,700,000	1,751,034
Minnesota Municipal Power Agency,
Electric Revenue	5.00	10/1/37	2,000,000	2,018,700
Northern Municipal Power Agency,
Electric System Revenue	5.00	1/1/20	2,500,000	2,886,025
Northfield,
HR	5.38	11/1/31	1,240,000	1,242,269
Olmsted County,
GO Crossover Bonds	5.00	2/1/21	750,000	895,358
Ramsey,

LR (Pact Charter School
Project) (Prerefunded)	6.75	6/1/14	1,000,000	g	1,053,370
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	4.50	11/15/21	1,000,000		1,117,910
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	5.00	11/15/38	1,000,000		1,035,060
Saint Cloud,
Health Care Revenue
(CentraCare Health System
Project) (Insured; Assured
Guaranty Corp.)	5.50	5/1/39	2,000,000		2,092,260
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/30	1,000,000		1,051,470
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/39	3,000,000		3,123,960
Saint Paul Housing and
Redevelopment Authority,
Parking Revenue (Parking
Facilities Project)	5.00	8/1/35	650,000		664,937
Saint Paul Housing and
Redevelopment Authority,
Recreational Facility LR
(Jimmy Lee Recreational Center)	5.00	12/1/32	750,000		763,463
Saint Paul Port Authority,
Revenue (Amherst H. Wilder
Foundation Project)	5.00	12/1/29	2,000,000		2,101,180
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	b	2,945,099
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/26	4,625,000	b	2,861,950
Todd, Morrison, Cass and Wadena
Counties United Hospital
District, Health Care Facility
Revenue (Lakewood Health
System)	5.00	12/1/21	1,000,000		1,022,000
University of Minnesota Regents,
GO	5.00	12/1/24	1,000,000		1,152,020
University of Minnesota Regents,
GO	5.00	12/1/36	1,500,000		1,606,140
Vadnais Heights Economic
Development Authority,
Recovery Zone Facility LR
(Community and Recreational
Sports Facilities Project)	5.25	2/1/41	2,460,000		913,767

Washington County Housing and
Redevelopment Authority,
Annual Appropriation Limited
Tax and Gross Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	2/1/32	610,000		611,793
Willmar,
GO, HR (Rice Memorial Hospital
Project)	5.00	2/1/24	1,000,000		1,131,020
Missouri--.1%
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	220,000		220,062
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	475,000		475,138
Nevada--.3%
Las Vegas Valley Water District,
Limited Tax GO (Additionally
Secured by Southern Nevada
Water Authority Pledged
Revenues)	5.00	6/1/42	2,500,000		2,571,500
New Jersey--1.1%
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)	5.00	7/1/29	1,000,000		1,050,500
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	100,000		112,284
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/29	5,000,000		5,349,000
New Jersey Turnpike Authority,
Turnpike Revenue (Escrowed to
Maturity)	6.50	1/1/16	65,000		73,305
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.13	1/1/30	2,500,000	c	2,225,000
New York--2.5%
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000		5,631,650
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/32	1,850,000		1,964,681
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	2,500,000		2,680,350
New York City,
GO	5.00	8/1/24	2,930,000		3,357,721
New York City,
GO	5.00	8/1/28	1,000,000		1,096,620
New York City,
GO	5.00	10/1/36	2,500,000		2,601,750

New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	2,500,000		2,641,375
North Carolina--2.5%
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000		1,956,020
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000		1,078,740
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000		1,211,620
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)
(Prerefunded)	5.25	7/1/14	1,135,000	g	1,169,095
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (University
Health Systems of Eastern
Carolina)	6.25	12/1/33	2,250,000		2,518,065
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000	b	2,846,099
Oak Island,
Enterprise System Revenue
(Insured; Assured Guaranty
Corp.)	6.00	6/1/34	1,000,000		1,076,970
Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31	1,000,000		1,062,540
Raleigh,
Combined Enterprise System
Revenue (Prerefunded)	5.00	3/1/16	1,175,000	g	1,296,754
University of North Carolina,
System Pool Revenue (Pool
General Trust Indenture of the
Board of Governors of The
University of North Carolina)	5.00	10/1/34	1,000,000		1,060,650
Wake County Industrial Facilities
and Pollution Control
Financing Authority, PCR
(Carolina Power and Light
Company Project) (Insured;
AMBAC)	0.11	10/1/22	4,725,000	c	4,417,875
Ohio--9.7%
Allen County,
Hospital Facilities Revenue

(Catholic Healthcare Partners)	5.25	9/1/27	2,500,000	2,671,025
American Municipal Power, Inc.,
Revenue (American Municipal
Power Fremont Energy Center
Project)	5.00	2/15/21	375,000	426,817
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/16	600,000	611,364
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/21	730,000	758,616
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/25	500,000	500,800
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/30	400,000	374,728
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/35	1,000,000	876,500
Butler County,
Hospital Facilities Revenue
(Kettering Health Network
Obligated Group Project)	6.38	4/1/36	2,000,000	2,209,020
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,500,000	3,536,925
Cincinnati,
EDR (Baldwin 300 Project)	5.00	11/1/28	2,565,000	2,726,903
Cleveland,
Airport System Revenue	5.00	1/1/31	1,000,000	985,280
Cleveland,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/21	8,000,000	9,473,600
Cleveland State University,
General Receipts Bonds	5.00	6/1/18	1,170,000	1,350,051
Cleveland-Cuyahoga County Port
Authority, Cultural Facility
Revenue (The Cleveland Museum
of Art Project)	5.00	10/1/22	2,500,000	2,848,425
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.00	12/1/18	1,100,000	1,095,336
Cleveland-Cuyahoga County Port

Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,655,000		3,545,971
Cuyahoga Community College
District, General Receipts
Bonds	5.00	8/1/25	2,500,000		2,750,375
Hamilton County,
Sales Tax Revenue (Insured;
AMBAC)	0.00	12/1/27	10,000,000	b	5,078,600
Hilliard City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/14	1,655,000	b	1,648,463
Kent State University,
General Receipts Bonds
(Insured; Assured Guaranty
Corp.)	5.00	5/1/25	2,000,000		2,265,580
Lucas County,
HR (ProMedica Healthcare
Obligated Group)	5.75	11/15/31	1,200,000		1,317,924
Maple Heights City School District
Board of Education, COP (Wylie
Athletic Complex Project)	6.00	11/1/28	1,150,000		1,208,788
Miami University,
General Receipts Revenue Bonds	5.00	9/1/22	2,140,000		2,453,724
Montgomery County,
Revenue (Miami Valley
Hospital) (Prerefunded)	6.25	11/15/14	4,500,000	g	4,760,505
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Case Western
Reserve University Project)	6.25	10/1/16	1,000,000		1,159,090
Ohio Higher Educational Facility
Commission, HR (Cleveland
Clinic Health System Obligated
Group)	5.50	1/1/43	3,000,000		3,087,180
Ohio Higher Educational Facility
Commission, Revenue (Case
Western Reserve University
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000		3,503,853
Ohio Higher Educational Facility
Commission, Revenue
(University of Dayton Project)	5.00	12/1/19	500,000		584,865
Ohio State University,
General Receipts Bonds
(Escrowed to Maturity)	5.00	12/1/23	40,000		48,308
Ohio Turnpike and Infrastructure
Commission, Junior Lien
Turnpike Revenue
(Infrastructure Projects)	5.25	2/15/39	2,000,000		2,093,520

Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	1,950,000	f	1,740,960
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund)
(Toledo School for the Arts
Project)	5.50	5/15/28	2,245,000		2,330,939
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	1,100,000		1,280,048
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/28	1,500,000		1,580,295
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/29	1,000,000		1,046,930
University of Toledo,
General Receipts Bonds	5.00	6/1/24	1,665,000		1,829,569
Wright State University,
General Receipts Bonds	5.00	5/1/22	1,000,000		1,128,430
Oklahoma--.1%
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)	5.25	10/1/26	1,135,000		1,181,160
Oregon--.2%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000		1,663,620
Pennsylvania--2.7%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,600,000		2,915,822
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	2,000,000		2,026,140
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000		1,036,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000		2,880,275
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,450,000		2,504,537

Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	1,730,000		1,919,591
Pennsylvania Industrial
Development Authority, EDR
(Prerefunded)	5.50	7/1/18	270,000	g	323,563
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	3,360,000		3,647,582
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	3,500,000		3,987,270
South Carolina--1.3%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/36	2,500,000		2,562,975
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.13	12/1/43	7,500,000		7,639,950
Texas--4.5%
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)
(Escrowed to Maturity)	6.25	12/15/17	2,170,000		2,262,485
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/35	3,000,000		3,043,680
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	0.00	8/15/14	3,900,000	b,g	1,629,342
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	0.00	8/15/14	2,860,000	b,g	1,127,784
Lower Colorado River Authority,
Transmission Contract Revenue
(Lower Colorado River
Authority Transmission
Services Corporation Project)	5.00	5/15/31	3,000,000		3,114,480
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000		1,402,739
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/28	2,325,000	b	1,146,016
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent

School Fund Guarantee Program)
(Prerefunded)	0.00	8/15/15	2,350,000	b,g	1,197,254
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	1,315,000		1,436,125
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.)	5.63	1/1/33	5,000,000		5,304,450
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.)	5.75	1/1/40	1,500,000		1,603,125
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000		1,076,121
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	5.00	2/1/43	5,000,000		5,197,300
San Antonio,
Electric and Gas Systems
Revenue (Escrowed to Maturity)	5.50	2/1/20	255,000		302,456
San Antonio,
Water System Revenue	5.00	5/15/36	4,000,000		4,218,720
Schertz-Cibolo Universal City
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000	b	2,084,698
Virginia--1.4%
Chesapeake Bay Bridge and Tunnel
Commission District, General
Resolution Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.50	7/1/25	1,000,000		1,158,330
Chesterfield County Economic
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000		1,096,250
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	5/15/19	1,200,000		1,237,572
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000		1,209,240
Norfolk,
Water Revenue	5.00	11/1/25	1,000,000		1,129,980
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance

Guarantee Corp.)	5.25	7/15/17	1,030,000		1,099,195
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.63	6/1/15	1,000,000	g	1,080,350
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)
(Prerefunded)	5.00	6/1/16	215,000	g	239,269
Virginia Housing Development
Authority, Rental Housing
Revenue	5.50	6/1/30	1,000,000		1,043,330
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.75	7/1/38	2,000,000		2,267,800
Washington--1.6%
Washington,
Motor Vehicle Fuel Tax GO
(State Road 520 Corridor
Program - Toll Revenue)	5.00	6/1/33	2,255,000		2,405,995
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	3,485,000	g	4,262,573
Washington Health Care Facilities
Authority, Revenue (MultiCare
Health System) (Insured;
Assured Guaranty Corp.)	5.50	8/15/24	1,000,000		1,113,970
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/42	5,000,000		4,984,500
West Virginia--.3%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	2,500,000		2,611,875
Wisconsin--.7%
Milwaukee Housing Authority,
MFHR (Veterans Housing
Projects) (Collateralized;
FNMA)	5.10	7/1/22	1,000,000		1,003,910
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	2,000,000		2,208,320
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.25	4/15/35	2,000,000		2,003,540
U.S. Related--8.3%

Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	b	733,625
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000		974,910
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	860,000		858,056
Guam Power Authority,
Revenue	5.50	10/1/30	2,000,000		2,028,260
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000		1,012,570
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	2,900,000		2,918,357
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.00	7/1/21	1,500,000		1,176,405
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	620,000		428,209
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.75	7/1/37	7,650,000		5,625,581
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	1,000,000		734,710
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Corp.)	5.00	7/1/28	500,000		435,085
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/17	1,000,000		904,030
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/26	1,000,000		746,280
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	1,000,000		800,930
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/38	1,000,000		745,400
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/29	1,315,000		967,538
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/17	5,000,000		4,442,450
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/29	2,100,000		1,492,701
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	8,250,000		5,790,675
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,500,000		1,751,325
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	380,000		257,914
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC) (Prerefunded)	5.00	7/1/15	1,000,000	g	1,075,360
Puerto Rico Electric Power

Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/15	1,000,000		999,890
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/23	1,000,000		882,380
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,110,000		921,056
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	7/1/31	3,370,000		3,092,278
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/25	1,250,000		909,088
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	1,000,000		815,500
Puerto Rico Public Finance
Corporation, Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Escrowed to Maturity)	6.00	8/1/26	1,500,000		1,863,375
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000		756,610
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	16,810,000		13,570,713
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000		2,140,700
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	4,000,000		4,216,880
Total Long-Term Municipal Investments
(cost $778,138,102)					793,287,447
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.4%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts--.5%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
Wells Fargo Bank)	0.04	12/2/13	4,250,000	h	4,250,000
Michigan--.6%
University of Michigan Regents,
General Revenue	0.02	12/2/13	4,635,000	h	4,635,000

New York--.3%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.05	12/2/13	2,000,000	h	2,000,000
Total Short-Term Municipal Investments
(cost $10,885,000)					10,885,000
Total Investments (cost $789,023,102)			100.7%		804,172,447
Liabilities, Less Cash and Receivables			(.7%)		(5,251,146)
Net Assets			100.0%		798,921,301

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate security--interest rate subject to periodic change.
d Non-income producing security; interest payments in default.
e Collateral for floating rate borrowings.
f Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, these securities were valued at $17,502,210 or 2.2% of net assets.
g These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
h Variable rate demand note - rate shown is the interest rate in effect at November 30, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2013, net unrealized appreciation on investments was $15,149,345 of which $37,728,983 related to appreciated and $22,579,638 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement

SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	802,960,568	1,211,879	804,172,447

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC Municipal Money Market Fund
November 30, 2013 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--102.3%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.1%
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.10	12/7/13	1,000,000	a,b	1,000,000

Arizona--4.8%
Arizona Health Facilities
Authority, Revenue (Community
Behavioral Health Properties
of Southern Arizona Project)
(LOC; Wells Fargo Bank)	0.15	12/7/13	650,000	a	650,000
Maricopa County Industrial
Development Authority, MFHR,
Refunding (Villas Solanas
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.22	12/7/13	2,400,000	a	2,400,000
Yavapai County Industrial
Development Authority, Revenue
(Skanon Investments, Inc. -
Drake Cement Project) (LOC;
Citibank NA)	0.09	12/7/13	1,450,000	a,b	1,450,000

Florida--.8%
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wells Fargo
Bank)	0.15	12/7/13	800,000	a	800,000

Georgia--2.4%
Atlanta Urban Residental Finance
Authority, MFHR (West End
Housing Development Project)
(LOC; FNMA)	0.20	12/7/13	500,000	a	500,000
DeKalb Private Hospital Authority,
RAC (Children's Healthcare of
Atlanta, Inc. Project)
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.10	12/7/13	300,000	a	300,000
Gwinnett County Development
Authority, IDR (KMD Group, LLC
Project) (LOC; Branch Banking
and Trust Company)	0.20	12/7/13	1,505,000	a,b	1,505,000

Illinois--17.6%
Des Plaines,
IDR (Montana Metals Products
Properties, L.L.C. Project)
(LOC; JPMorgan Chase Bank)	0.31	12/7/13	695,000	a,b	695,000
Illinois Development Finance
Authority, Revenue (McCormick
Theological Seminary Project)
(LOC; Northern Trust Company)	0.06	12/7/13	1,940,000	a	1,940,000
Illinois Development Finance
Authority, Revenue

(Presbyterian Homes Two Arbor
Lane Project) (LOC; Northern
Trust Company)	0.06	12/7/13	2,000,000	a	2,000,000
Illinois Finance Authority,
IDR (Pollmann North America,
Inc. Project) (LOC; PNC Bank
NA)	0.13	12/7/13	2,510,000	a,b	2,510,000
Illinois Finance Authority,
Revenue (INX International Ink
Company Project) (LOC;
JPMorgan Chase Bank)	0.11	12/7/13	2,000,000	a,b	2,000,000
Illinois Housing Development
Authority, MFHR (Mattoon
Towers Project) (LOC; FHLB)	0.12	12/7/13	2,840,000	a	2,840,000
Lake County,
IDR (Northpoint Associates,
L.L.C. Project) (LOC; Northern
Trust Company)	0.11	12/7/13	1,200,000	a,b	1,200,000
Libertyville,
Industrial Project Revenue
(Fabrication Technologies,
Inc. Project) (LOC; Bank of
America)	0.27	12/7/13	1,630,000	a,b	1,630,000
Richton Park,
IDR (Avatar Corporation
Project) (LOC; PNC Bank NA)	0.13	12/7/13	1,800,000	a,b	1,800,000

Iowa--1.2%
Des Moines,
GO Refunding Capital Loan Notes	5.00	6/1/14	1,150,000		1,177,222

Kentucky--1.8%
Christian County,
Industrial Building Revenue
(Audubon Area Community
Services, Inc. Project) (LOC;
Branch Banking and Trust
Company)	0.10	12/7/13	1,655,000	a,b	1,655,000

Louisiana--3.0%
Ascension Parish,
Revenue (BASF Corporation
Project)	0.20	12/7/13	2,800,000	a,b	2,800,000

Maine--.7%
Gorham,
Revenue (Montalvo Properties,
LLC Project) (LOC; TD Bank)	0.20	12/7/13	700,000	a,b	700,000

Maryland--2.4%
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Trust)	0.30	12/7/13	1,215,000	a	1,215,000
Maryland Industrial Development
Financing Authority, EDR
(Hardwire, LLC Project) (LOC;
Bank of America)	0.16	12/7/13	1,000,000	a,b	1,000,000

Massachusetts--1.1%
Springfield,
GO Notes, BAN	1.00	2/14/14	1,000,000		1,001,256

Michigan--.5%
Michigan Strategic Fund,
LOR (Lions Bear Lake Camp
Project) (LOC; PNC Bank NA)	0.15	12/7/13	450,000	a,b	450,000

Minnesota--3.9%
Minneapolis,
GO Notes (Various Purpose)	3.00	12/1/13	215,000		215,015
Minneapolis,
MFHR (Saint Hedwig's Assisted
Living Project) (LOC; Wells
Fargo Bank)	0.15	12/7/13	520,000	a	520,000
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	0.24	12/7/13	2,900,000	a,b	2,900,000

Mississippi--.7%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.05	12/2/13	700,000	a,b	700,000

Missouri--3.0%
Bridgeton Industrial Development
Authority, Private Activity
Revenue (Formtek Metal
Processing, Inc. Project)
(LOC; Bank of America)	0.20	12/7/13	500,000	a,b	500,000
Kansas City,
Special Obligation Revenue,
Refunding (Chouteau I-35
Project) (LOC; JPMorgan Chase
Bank)	0.09	12/7/13	1,500,000	a	1,500,000
Missouri Development Finance
Board, IDR (Duke Manufacturing
Company Project) (LOC; Bank of
America)	0.27	12/7/13	500,000	a,b	500,000
Springfield Industrial Development
Authority, MFHR, Refunding
(Pebblecreek Apartments
Project) (LOC; FHLB)	0.16	12/7/13	305,000	a	305,000

New Hampshire--.8%
New Hampshire Business Finance
Authority, Industrial Facility
Revenue (Luminescent Systems,
Inc. Issue) (LOC; HSBC Bank
USA)	0.30	12/7/13	800,000	a,b	800,000

New Jersey--1.1%
North Wildwood,
GO Notes, BAN	1.00	8/27/14	1,000,000		1,002,263

New York--5.3%
East Rockaway Union Free School
District, GO Notes, TAN	1.25	6/20/14	1,000,000		1,003,561
New York City Housing Development
Corporation, MFMR (Las Casas
Development) (LOC; Bank of
America)	0.13	12/7/13	1,500,000	a	1,500,000
Northern Adirondack Central School
District at Ellenburg, GO
Notes, BAN	2.00	6/26/14	1,000,000		1,008,305

Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties - Vanderbilt/Larned
Project) (LOC; M&T Trust)	0.10	12/7/13	1,515,000	a	1,515,000

Ohio--3.1%
Dayton City School District,
School Facilities Construction
and Improvement Unlimited Tax
Refunding Notes	1.25	10/15/14	1,500,000		1,512,376
Ohio Higher Educational Facility
Commission, Revenue (Ohio
Dominican University Project)
(LOC; JPMorgan Chase Bank)	0.07	12/7/13	100,000	a	100,000
Union Township,
GO Notes, BAN (Various Purpose)	1.50	9/10/14	1,300,000		1,310,532

Oregon--1.0%
Oregon,
EDR (Oregon Precision
Industries, Inc. Project)
(LOC; Bank of America)	0.29	12/7/13	925,000	a,b	925,000

Pennsylvania--12.1%
Allegheny County Industrial
Development Authority,
Commercial Development
Revenue, Refunding (Two
Marquis Plaza Project) (LOC;
PNC Bank NA)	0.15	12/7/13	810,000	a,b	810,000
Beaver County Industrial
Development Authority, EIR
(BASF Corporation Project)	0.20	12/7/13	1,000,000	a,b	1,000,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1021)
(Pennsylvania Higher Education
Facilities Authority, Revenue
(Student Association, Inc.
Student Housing Project at
California University of
Pennsylvania)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.15	12/7/13	990,000 a,c,d		990,000
Montgomery County Industrial
Development Authority, Revenue
(Recigno Laboratories, Inc.
Project) (LOC; Wells Fargo
Bank)	0.25	12/7/13	1,600,000	a,b	1,600,000
Pennsylvania Economic Development
Financing Authority, EDR (Gish
Logging, Inc. Project) (LOC;
PNC Bank NA)	0.19	12/7/13	400,000	a,b	400,000
Pennsylvania Economic Development
Financing Authority, EDR (Paul
Klinge A/S Project) (LOC; PNC
Bank NA)	0.19	12/7/13	500,000	a,b	500,000
Pennsylvania Economic Development
Financing Authority, EDR
(Philadelphia Area Independent
School Business Officers
Association Financing Program
- Plymouth Meeting Friends

School Project) (LOC; PNC Bank
NA)	0.15	12/7/13	500,000	a,b	500,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.20	12/7/13	5,000,000	a	5,000,000
Upper Dauphin Industrial
Development Authority, Revenue
(Pennsylvania Independent
Colleges and University
Research Center Project) (LOC;
M&T Trust)	0.18	12/7/13	600,000	a	600,000

Rhode Island--1.7%
Rhode Island Housing and Mortgage
Finance Corporation, MFMR
(Smith Building Development)
(LOC; FHLB)	0.40	12/7/13	1,585,000	a	1,585,000

South Carolina--.5%
South Carolina State Housing
Finance and Development
Authority, Multifamily Rental
Housing and Improvement
Revenue (Bayside Apartments
Project) (LOC; Wells Fargo
Bank)	0.10	12/7/13	500,000	a	500,000

Texas--10.5%
Atascosa County Industrial
Development Corporation, PCR,
Refunding (San Miguel Electric
Cooperative, Inc. Project)
(LOC; National Rural Utilities
Cooperative Finance
Corporation)	0.11	12/7/13	2,000,000	a	2,000,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-482) (Red River
Education Financing
Corporation, Higher Education
Revenue (Texas Christian
University Project))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.15	12/7/13	4,000,000 a,c,d		4,000,000
Harris County Cultural Education
Facilities Finance
Corporation, HR (Texas
Children's Hospital Project)
(Citigroup ROCS, Series RR II
R-11821) (Liquidity Facility;
Citibank NA)	0.11	12/7/13	1,000,000 a,c,d		1,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Company)	0.45	12/19/13	2,900,000		2,900,000

Utah--2.5%
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)	0.05	12/2/13	2,000,000	a	2,000,000

Ogden City Redevelopment Agency,
Tax Increment Revenue (LOC;
Wells Fargo Bank)	0.16	12/7/13	320,000	a,b	320,000

Virginia--3.8%
Emporia Industrial Development
Authority, IDR (Toll VA III,
L.P. Project) (LOC; Bank of
America)	0.20	12/7/13	2,420,000	a,b	2,420,000
Hanover County Industrial
Development Authority, IDR
(Virginia Iron and Metal
Company Inc., Project) (LOC;
Branch Banking and Trust Company)	0.13	12/7/13	1,200,000	a,b	1,200,000

Washington--5.8%
Port of Chehalis Industrial
Development Corporation,
Industrial Revenue (JLT
Holding, LLC Project) (LOC;
Wells Fargo Bank)	0.20	12/7/13	2,075,000	a,b	2,075,000
Squaxin Island Tribe,
Tribal Infrastructure Revenue
(LOC; Bank of America)	0.23	12/7/13	1,140,000	a	1,140,000
Washington Economic Development
Finance Authority, EDR (Skagit
Valley Publishing Project)
(LOC; U.S. Bank NA)	0.20	12/7/13	895,000	a,b	895,000
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Nikkei Manor Project)
(LOC; Bank of America)	0.33	12/7/13	675,000	a	675,000
Washington Housing Finance
Commission, Nonprofit Revenue
(District Council Number Five
Apprenticeship and Training
Trust Fund Project) (LOC;
Wells Fargo Bank)	0.15	12/7/13	470,000	a	470,000
Washington Housing Finance
Commission, Nonprofit Revenue
(The Evergreen School Project)
(LOC; Wells Fargo Bank)	0.15	12/7/13	200,000	a	200,000

Wisconsin--9.1%
River Falls,
IDR (M&O Properties, LLC
Project) (LOC; U.S. Bank NA)	0.20	12/7/13	735,000	a,b	735,000
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wells Fargo
Bank)	0.25	12/7/13	2,010,000	a,b	2,010,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(16th Street Community Health
Center, Inc.) (LOC; JPMorgan
Chase Bank)	0.08	12/7/13	1,000,000	a	1,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.11	12/7/13	2,805,000	a	2,805,000
Wisconsin Health and Educational
Facilities Authority, Revenue

(Shady Lane, Inc. Project)
(LOC; U.S. Bank NA)	0.11	12/7/13	1,000,000	a	1,000,000
Wisconsin School Districts,
Cash Flow Administration
Program Participation Notes	1.00	10/10/14	1,000,000		1,005,979

Total Investments (cost $96,371,509)			102.3%		96,371,509
Liabilities, Less Cash and Receivables			(2.3%)		(2,127,443)
Net Assets			100.0%		94,244,066

a Variable rate demand note - rate shown is the interest rate in effect at November 30, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At November 30, 2013, the fund had $41,185,000 or 43.7% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from industrial revenue.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, these securities amounted to $5,990,000 or 6.4% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	96,371,509
Level 3 - Significant Unobservable Inputs	-
Total	96,371,509

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS

Dreyfus High Yield Municipal Bond Fund

November 30, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.4%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--2.8%
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	0/6.60	10/1/42	5,000,000	a	2,705,050
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	1,500,000		1,493,445
Alaska--2.4%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/32	1,000,000		757,720
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	4,150,000		2,826,814
Arizona--5.5%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000		3,473,520
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000		2,262,508
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000		2,519,040
California--8.1%
California,
GO (Various Purpose)	6.50	4/1/33	2,000,000		2,377,620
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/31	1,000,000		1,115,770
California State Public Works
Board, LR (Various Capital
Projects)	5.13	10/1/31	1,000,000		1,038,830
California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	1,075,000		1,152,110
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	1,000,000		1,112,140
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	1,500,000		1,640,385
San Francisco City and County

Redevelopment Financing
Authority, Tax Allocation
Revenue (Mission Bay South
Redevelopment Project)	6.63	8/1/39	2,000,000		2,190,620
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	2,200,000		1,604,218
Connecticut--1.9%
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	1,500,000		1,675,950
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,235,000		1,236,025
Florida--4.3%
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.25	9/1/27	1,000,000	b	1,064,560
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	1,500,000		1,658,145
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	4,000,000	c	1,199,880
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000		2,562,050
Georgia--1.1%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	1,500,000		1,732,335
Hawaii--1.0%
Kuakini Health System,
Special Purpose Revenue	6.38	7/1/32	1,500,000		1,500,120
Illinois--7.3%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.63	1/1/35	1,240,000		1,284,218
Chicago,
GO	5.00	1/1/24	1,000,000		1,017,930
Harvey,
GO	5.63	12/1/32	4,000,000		3,010,360
Illinois,
GO	5.50	7/1/38	1,000,000		1,001,420
Illinois Finance Authority,
Revenue (Rehabilitation

Institute of Chicago)	6.00	7/1/43	1,000,000		1,040,220
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	1,500,000		1,549,890
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	1,000,000		1,090,660
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue	5.50	4/1/31	1,000,000		1,061,850
Iowa--1.9%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	2,250,000		2,026,733
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	1,000,000		834,550
Kansas--.8%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	460,000		483,138
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.25	12/1/35	680,000		727,967
Louisiana--4.7%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	4,867,000	c	1,921,978
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	1,500,000		1,594,830
Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities, Inc. Project)	5.75	7/1/39	4,000,000	b	3,524,320
Maine--1.1%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	1,500,000		1,651,755
Maryland--2.1%
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore
Facility)	5.75	9/1/25	3,000,000		3,127,380
Massachusetts--2.8%
JPMorgan Chase Putters/Drivers
Trust (Series 4328)
(Massachusetts School Building

Authority, Senior Dedicated
Sales Tax Revenue)	5.00	5/15/21	4,000,000	b,d	4,203,000
Michigan--10.5%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000		1,815,195
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,500,000		1,599,030
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	1,000,000		912,470
Detroit,
Water Supply System Senior
Lien Revenue	5.25	7/1/41	1,000,000		915,730
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,000,000		2,033,140
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	1,500,000		1,601,430
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office Building
Project)	5.00	10/15/19	1,300,000		1,457,612
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	3,285,000		3,033,665
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.25	9/1/39	2,000,000		2,397,820
Minnesota--1.2%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,750,000		1,826,983
New Jersey--5.5%
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	2,000,000		1,727,520
New Jersey Economic Development
Authority, IDR (Newark Airport
Marriott Hotel Project)	7.00	10/1/14	10,000		10,087
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	5.13	9/15/23	1,000,000		962,290
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	1,000,000		854,200
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000	e	160,560

Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,360,000		4,576,783
New Mexico--1.7%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,301,442
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	315,000		335,403
New York--4.2%
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,000,000		1,092,280
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	4,000,000		3,951,040
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	1,500,000		1,329,525
North Carolina--.7%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000		1,025,500
Ohio--1.0%
Southeastern Ohio Port Authority,
Hospital Facilities
Improvement Revenue (Memorial
Health System Obligated Group
Project)	6.00	12/1/42	1,500,000		1,440,375
Oregon--.7%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,000,000		1,081,910
Pennsylvania--4.1%
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	1,020,000		1,033,331
JPMorgan Chase Putters/Drivers
Trust (Series 3916) (Geisinger
Authority, Health System
Revenue (Geisinger Health
System))	5.13	6/1/35	2,000,000	b,d	2,035,520
Montgomery County Higher Education
and Health Authority, First

Mortgage Improvement Revenue
(American Health
Foundation/Montgomery, Inc.
Project)	6.88	4/1/36	2,000,000	2,061,920
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000	995,750
Texas--10.0%
Austin Convention Enterprises,
Inc., Convention Center Hotel
First Tier Revenue (Insured;
XLCA)	5.25	1/1/18	1,000,000	1,034,180
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	1,000,000	1,050,000
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	1,000,000	986,400
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.13	7/15/17	800,000	799,240
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.50	7/15/30	1,500,000	1,503,600
La Vernia Higher Education Finance
Corporation, Education Revenue
(Knowledge is Power Program,
Inc.)	6.25	8/15/39	2,250,000	2,389,500
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.)	5.75	1/1/40	1,175,000	1,255,781
North Texas Tollway Authority,
Second Tier System Revenue	6.13	1/1/31	3,700,000	3,935,394
Texas Public Finance Authority,
Charter School Finance
Corporation, Education Revenue
(Burnham Wood Charter School
Project)	6.25	9/1/36	2,250,000	2,112,390
Vermont--.6%
Burlington,
Airport Revenue	3.50	7/1/18	925,000	920,153
Virginia--1.7%
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.25	7/1/19	2,335,000	2,602,474
Washington--3.3%
Kitsap County Consolidated Housing

Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.50	6/1/27	1,355,000		1,183,579
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.60	6/1/37	1,500,000		1,255,005
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000		1,521,469
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000		1,087,112
U.S. Related--6.4%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	1,765,000		1,749,274
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.00	7/1/33	3,105,000		2,171,979
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/37	1,000,000		794,250
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/24	1,000,000		734,560
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	1,500,000		1,018,080
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	2,000,000		1,631,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000		1,614,600
Total Long-Term Municipal Investments
(cost $156,091,648)					149,969,585
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.7%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts--1.0%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
Wells Fargo Bank)	0.04	12/2/13	1,500,000	f	1,500,000
Michigan--.7%
University of Michigan Regents,
General Revenue	0.02	12/2/13	1,000,000	f	1,000,000
Total Short-Term Municipal Investments
(cost $2,500,000)					2,500,000
Total Investments (cost $158,591,648)			101.1%		152,469,585
Liabilities, Less Cash and Receivables			(1.1%)		(1,665,628)
Net Assets			100.0%		150,803,957

a	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, these securities were valued at $10,827,400 or 7.2% of net assets.
c	Non-income producing--security in default.
d	Collateral for floating rate borrowings.

e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2013, net unrealized depreciation on investments was $6,122,063 of which $7,280,382 related to appreciated investment securities and $13,402,445 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement

SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	151,269,705	1,199,880	152,469,585

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 23, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	January 23, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)